UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-05684

Alpine Equity Trust

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Address of principal executive offices) (Zip code)

Samuel A. Lieber

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, NY 10577

(Name and address of agent for service)

Copy to:

Rose DiMartino

Attorney at Law

Willkie Farr & Gallagher

787 7th Avenue, 40th FL

New York, NY  10019

1-888-729-6633

Registrant’s telephone number, including area code

Date of fiscal year end: October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedule of Investments.

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-96.4%

Asia-49.3%

China-7.6%
380,000	China Overseas Land & Investment, Ltd.	$1,248,969
1,448,261	China Resources Land, Ltd.	3,598,999
264,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	1,672,458
1,656,667	Greenland Hong Kong Holdings, Ltd. (b)	497,530
380,000	Guangzhou R&F Properties Co., Ltd.-Class H	575,016
725,000	Longfor Properties Co., Ltd.	990,539
958,227	Shui On Land, Ltd.	258,132
		8,841,643

India-10.9%
2,099,872	DB Realty, Ltd. (b)	1,713,189
1,000,000	DLF, Ltd.	2,418,452
2,290,373	Hirco PLC (b)(c)(d)	151,560
500,000	Housing Development & Infrastructure, Ltd. (b)	760,618
185,910	Kolte-Patil Developers, Ltd.	374,401
263,500	Oberoi Realty, Ltd.	1,127,010
374,877	Prestige Estates Projects, Ltd.	1,035,340
198,276	Sobha, Ltd.	978,726
2,000,000	South Asian Real Estate PLC (c)(d)(e)	4,129,163
		12,688,459

Japan-20.0%
4,000	Daito Trust Construction Co., Ltd.	673,886
330,691	Hulic Co., Ltd.	3,480,787
900	Ichigo Hotel REIT Investment Corp.	1,362,768
800,000	Ichigo, Inc.	3,543,882
6,538	Invincible Investment Corp.	4,421,248
2,500	Japan Hotel REIT Investment Corp.	2,112,020
872,312	Kenedix, Inc.	3,564,993
1,100	LaSalle Logiport REIT (b)	1,150,292
86,725	Mitsui Fudosan Co., Ltd.	1,915,370
60,000	Seibu Holdings, Inc.	1,067,869
		23,293,115

Philippines-4.2%
1,237,077	Ayala Land, Inc.	1,037,244
27,000,000	Megaworld Corp.	2,882,827
1,500,070	SM Prime Holdings, Inc.	929,782
		4,849,853

Singapore-2.8%
2,429,000	Banyan Tree Holdings, Ltd. (b)	779,048
1,701,420	Global Logistic Properties, Ltd.	2,430,238
		3,209,286

Thailand-2.1%
1,114,600	Central Pattana PCL	1,840,066
550,392	Minor International PCL	643,941
		2,484,007

United Arab Emirates-1.7%
95,383	DAMAC Properties Dubai Co. PJSC	60,769

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
1,000,000	Emaar Properties PJSC	1,873,179
		1,933,948
	Total Asia (Cost $77,335,667)	57,300,311

Europe-33.5%

France-6.4%
66,000	Accor SA	2,761,517
20,526	Klepierre	982,751
70,193	Nexity SA	3,731,525
		7,475,793

Germany-2.9%
41,500	ADO Properties SA (a)	1,690,012
1,247,900	Sirius Real Estate, Ltd.	701,064
43,548	TLG Immobilien AG	975,194
		3,366,270

Ireland-6.5%
757,791	Cairn Homes PLC (b)	809,086
798,000	Dalata Hotel Group PLC (b)	3,452,676
518,484	Green REIT PLC	850,949
866,666	Hibernia REIT PLC	1,317,749
862,472	Irish Residential Properties REIT PLC	1,089,596
		7,520,056

Italy-0.4%
55,737	COIMA RES SpA (a)(b)	477,948

Netherlands-0.4%
100,000	NSI NV	442,616

Poland-0.4%
100,000	Atrium European Real Estate, Ltd.	440,157
3,265,000	Nanette Real Estate Group NV (c)(d)	11,681
		451,838

Spain-5.2%
170,744	Hispania Activos Inmobiliarios SOCIMI SA	2,284,976
89,010	Lar Espana Real Estate Socimi SA (b)	643,851
125,993	Lar Espana Real Estate Socimi SA	911,366
94,237	Melia Hotels International SA	1,118,891
100,000	Merlin Properties Socimi SA	1,144,832
		6,103,916

Sweden-3.0%
100,877	JM AB	2,615,941
200,000	Rezidor Hotel Group AB	832,067
		3,448,008

United Kingdom-8.3%
100,000	Countryside Properties PLC (a)(b)	300,158
85,270	Great Portland Estates PLC	771,334
63,392	Kennedy Wilson Europe Real Estate PLC	834,767
45,000	Land Securities Group PLC	651,534
252,084	LondonMetric Property PLC	539,798

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
1,267,424	Regus PLC	5,121,017
200,000	St Modwen Properties PLC	746,955
40,000	The British Land Co. PLC	355,214
40,000	Workspace Group PLC	373,213
		9,693,990
	Total Europe (Cost $36,513,218)	38,980,435

North & South America-13.6%

Brazil-4.2%
220,535	Cyrela Commercial Properties SA Empreendimentos e Participacoes	693,763
986,829	Direcional Engenharia SA	1,947,849
912,132	General Shopping Brasil SA (b)	908,643
155,394	Sao Carlos Empreendimentos e Participacoes SA	1,279,614
		4,829,869

Canada-0.3%
60,000	DREAM Unlimited Corp.-Class A (b)	390,610

Mexico-4.7%
500,000	Concentradora Fibra Hotelera Mexicana SA de CV	361,867
766,024	Corp. Inmobiliaria Vesta SAB de CV	1,099,806
1,000,979	Fibra Uno Administracion SA de CV	2,036,659
1,000,000	Grupo GICSA SA de CV (b)	690,667
1,257,643	Hoteles City Express SAB de CV (b)	1,334,778
		5,523,777

United States-4.4%
20,000	LGI Homes, Inc. (b)	686,600
50,000	NorthStar Realty Europe Corp.	462,500
20,000	PulteGroup, Inc.	423,600
225,000	TerraForm Power, Inc.-Class A	2,646,000
50,000	William Lyon Homes-Class A (b)	867,500
		5,086,200
	Total North & South America (Cost $27,975,235)	15,830,456
	Total Common Stocks (Cost $141,824,120)	112,111,202

Equity-Linked Structured Notes-3.4%

Asia-3.4%

India-3.4%
240,454	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	803,009
540,000	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	2,932,373
60,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	165,709
20,000	Sobha, Ltd.-Macquarie Bank, Ltd.	98,723
		3,999,814
	Total Asia (Cost $3,956,703)	3,999,814
	Total Equity-Linked Structured Notes (Cost $3,956,703)	3,999,814

Investment Companies-0.3%

Asia-0.3%

India-0.3%
6,976,577	Trinity Capital PLC (b)	300,077

Alpine International Real Estate Equity Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
	Total Asia (Cost $10,032,091)	300,077
	Total Investment Companies (Cost $10,032,091)	300,077

Warrants-0.0% (f)

Asia-0.0% (f)

Thailand-0.0% (f)
25,018	Minor International PCL Expiration: November 03, 2017 Exercise Price: THB 36.36 (b)	4,813
	Total Asia (Cost $0)	4,813
	Total Warrants (Cost $0)	4,813

Short-Term Investments-1.5%
$1,696,000	State Street Eurodollar Time Deposit, 0.01%	1,696,000
	Total Short-Term Investments (Cost $1,696,000)	1,696,000
Total Investments (Cost $157,508,914) (g) -101.6%		118,111,906
Liabilities in Excess of Other Assets-(1.6)%		(1,859,443)
TOTAL NET ASSETS 100.0%		$116,252,463

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.6% of the Fund’s net assets.

(b) Non-income producing security.

(c) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 3.7% of the Fund’s net assets.

(d) Illiquid security.

(e) Private placement.

(f) Amount is less than 0.05%.

(g) See Note 2 for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PCL-Public Company Limited

PJSC-Public Joint Stock Company

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

THB-Thailand Baht

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Real Estate Investment Trusts-99.2%

Apartments-14.8%
15,000	American Campus Communities, Inc.	$811,050
25,625	AvalonBay Communities, Inc. (a)	4,757,281
21,000	Camden Property Trust	1,881,390
68,360	Equity Residential (a)	4,647,797
23,665	Essex Property Trust, Inc. (a)	5,534,770
36,900	UDR, Inc.	1,373,787
		19,006,075

Diversified-5.5%
26,114	American Assets Trust, Inc. (a)	1,198,110
37,087	Cousins Properties, Inc.	394,606
20,000	Forest City Realty Trust, Inc.-Class A	473,000
46,117	Vornado Realty Trust (a)	4,952,966
		7,018,682

Health Care-8.4%
18,928	Care Capital Properties, Inc.	559,890
46,887	HCP, Inc.	1,839,377
30,413	Omega Healthcare Investors, Inc.	1,049,249
47,344	Sabra Health Care REIT, Inc.	1,131,995
55,712	Ventas, Inc. (a)	4,243,026
24,803	Welltower, Inc.	1,967,622
		10,791,159

Lodging-3.2%
30,000	Ashford Hospitality Prime, Inc.	451,200
36,121	Chatham Lodging Trust	866,181
39,658	Chesapeake Lodging Trust	1,002,158
72,100	Host Hotels & Resorts, Inc.	1,279,054
15,300	Pebblebrook Hotel Trust	453,645
		4,052,238

Manufactured Homes-1.9%
28,900	Equity LifeStyle Properties, Inc.	2,376,736

Mortgage & Finance-1.4%
46,144	Apollo Commercial Real Estate Finance, Inc.	749,840
50,000	Starwood Property Trust, Inc.	1,090,000
		1,839,840

Net Lease-0.6%
9,012	EPR Properties	757,188

Office-Industrial Buildings-36.2%
51,528	Alexandria Real Estate Equities, Inc. (a)	5,786,594
49,611	Boston Properties, Inc.	7,051,212
37,671	CoreSite Realty Corp.	3,108,988
18,169	CyrusOne, Inc.	996,025
52,600	Digital Realty Trust, Inc.	5,494,596
59,509	Douglas Emmett, Inc.	2,263,722
45,196	Duke Realty Corp.	1,301,193
40,352	DuPont Fabros Technology, Inc.	1,930,036
45,455	Empire State Realty Trust, Inc.-Class A	954,101
15,714	Hudson Pacific Properties, Inc.	531,290
38,773	Kilroy Realty Corp. (a)	2,838,571

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
23,708	Liberty Property Trust	981,037
15,000	Mack-Cali Realty Corp.	423,000
71,882	New York REIT, Inc.	685,754
35,608	Paramount Group, Inc.	627,769
89,400	Prologis, Inc.	4,871,406
35,000	SL Green Realty Corp. (a)	4,123,700
36,537	STAG Industrial, Inc.	927,309
51,058	Terreno Realty Corp.	1,421,965
		46,318,268

Other-0.1%
4,800	The Geo Group, Inc.	166,128

REIT - Infrastructure-1.6%
17,500	American Tower Corp.	2,025,975

Retail Centers-19.7%
68,191	CBL & Associates Properties, Inc.	838,067
25,075	DDR Corp.	494,980
12,100	Federal Realty Investment Trust (a)	2,053,370
76,000	General Growth Properties, Inc.	2,428,200
50,000	Kimco Realty Corp.	1,605,000
53,295	Simon Property Group, Inc. (a)	12,100,097
19,106	Taubman Centers, Inc. (a)	1,546,057
30,928	The Macerich Co. (a)	2,760,015
23,058	Urban Edge Properties	689,665
15,130	Weingarten Realty Investors	653,465
		25,168,916

Storage-5.8%
17,500	Extra Space Storage, Inc.	1,505,350
24,665	Public Storage (a)	5,892,962
		7,398,312
	Total Real Estate Investment Trusts (Cost $56,014,569)	126,919,517

Common Stocks-1.7%

Lodging-1.7%
63,900	Hilton Worldwide Holdings, Inc.	1,481,841
9,000	Starwood Hotels & Resorts Worldwide, Inc. (a)	702,540
		2,184,381
	Total Common Stocks (Cost $1,645,218)	2,184,381

Preferred Stocks-1.2%

Mortgage & Finance-0.4%
22,167	NorthStar Realty Finance Corp.-Series B, 8.250%	558,830

Retail Centers-0.8%
37,843	CBL & Associates Properties, Inc.-Series D, 7.375%	943,048
	Total Preferred Stocks (Cost $1,166,419)	1,501,878
Total Investments (Cost $58,826,206) (b) -102.1%		130,605,776
Liabilities in Excess of Other Assets-(2.1)%		(2,656,576)
TOTAL NET ASSETS 100.0%		$127,949,200

Alpine Realty Income & Growth Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) See Note 2 for the cost of investments for federal tax purposes.

REIT-Real Estate Investment Trust

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-87.8%

Asia-67.1%

China-37.4%
2,000	CapitaLand Retail China Trust	$2,275
35,000	China Evergrande Group	22,060
140,000	China Jinmao Holdings Group, Ltd.	38,977
122,000	China Overseas Land & Investment, Ltd.	400,985
135,000	China Overseas Property Holdings, Ltd.	28,189
104,357	China Resources Land, Ltd.	259,332
15,000	China State Construction International Holdings, Ltd.	20,069
30,000	China Vanke Co., Ltd.-Class H	67,823
200,000	CIFI Holdings Group Co., Ltd.	52,073
20,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	126,701
6,000	E-House China Holdings, Ltd.-ADR (b)(c)	40,260
100,000	Fantasia Holdings Group Co., Ltd.	13,791
30,904	Greenland Hong Kong Holdings, Ltd. (b)	9,281
50,000	Greentown China Holdings, Ltd. (b)	36,219
38,200	Guangzhou R&F Properties Co., Ltd.-Class H	57,804
200,000	Joy City Property, Ltd.	32,481
110,000	KWG Property Holding, Ltd.	68,055
80,000	Longfor Properties Co., Ltd.	109,301
60,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.-Class H	19,643
105,000	Shenzhen Investment, Ltd.	42,766
45,000	Shimao Property Holdings, Ltd.	58,698
100,000	Shui On Land, Ltd.	26,938
40,000	Sino-Ocean Group Holding, Ltd.	16,911
25,000	Sunac China Holdings, Ltd.	15,693
		1,566,325

Hong Kong-0.4%
20,000	Keck Seng Investments	15,209

India-0.7%
40,000	Ascendas India Trust	30,283

Indonesia-6.6%
25,000	First Real Estate Investment Trust	24,241
7,000	Lippo Malls Indonesia Retail Trust	1,958
330,000	PT Alam Sutera Realty TBK	13,227
400,159	PT Bumi Serpong Damai TBK	63,850
153,015	PT Ciputra Surya TBK	32,709
80,000	PT Lippo Cikarang TBK (b)	45,807
1,000,714	PT Pakuwon Jati TBK	49,659
350,000	PT Summarecon Agung TBK	45,291
		276,742

Malaysia-0.3%
20,000	SP Setia Bhd Group	15,084

Philippines-9.3%
175,307	Ayala Land, Inc.	146,988
500,000	Megaworld Corp.	53,386
81,000	Robinsons Land Corp.	55,020
175,000	SM Prime Holdings, Inc.	108,470
200,000	Vista Land & Lifescapes, Inc.	25,472
		389,336

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Singapore-1.0%
30,000	Global Logistic Properties, Ltd.	42,851

Thailand-6.7%
55,000	Amata Corp. PCL	21,002
225,000	AP Thailand PCL	47,804
130,000	BTS Group Holdings PCL-NVDR	35,085
43,000	Central Pattana PCL	70,988
50,000	Land & Houses PCL	14,642
40,000	Land and Houses PCL-NVDR	11,714
30,000	Minor International PCL	35,099
30,000	Supalai PCL	21,447
50,000	TICON Industrial Connection PCL	22,825
		280,606

United Arab Emirates-4.6%
90,000	Aldar Properties PJSC	70,571
10,611	Emaar Malls Group PJSC	8,378
60,000	Emaar Properties PJSC	112,391
		191,340

Vietnam-0.1%
11,600	Amata VN PCL	2,748
	Total Asia (Cost $2,628,044)	2,810,524

Europe-3.1%

Austria-1.0%
19,000	Immofinanz AG (b)(c)	41,379

Greece-0.6%
3,000	Grivalia Properties REIC AE	23,277

Poland-0.5%
5,000	Atrium European Real Estate, Ltd. (c)	22,008

Spain-1.0%
3,500	Melia Hotels International SA (c)	41,556
	Total Europe (Cost $123,381)	128,220

Middle East/Africa-6.0%

Egypt-0.5%
33,250	Palm Hills Developments SAE	9,735
7,855	Six of October Development & Investment (b)	12,305
		22,040

Morocco-0.3%
800	Residences Dar Saada	13,935

South Africa-5.2%
20,000	Emira Property Fund, Ltd.	21,180
25,000	Growthpoint Properties, Ltd. (c)	47,456
3,000	Hyprop Investments, Ltd.	29,159
80,000	Redefine Properties, Ltd. (c)	69,100
70,000	SA Corporate Real Estate Fund Nominees Pty, Ltd.	28,189

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
17,000	Vukile Property Fund, Ltd.	22,044
		217,128
	Total Middle East/Africa (Cost $241,401)	253,103

North & South America-11.6%

Argentina-1.0%
1,200	IRSA Inversiones y Representaciones SA-ADR (b)	22,176
3,100	TGLT SA-ADR (d)	19,090
		41,266

Brazil-5.4%
21,213	BR Malls Participacoes SA (b)	91,986
23,000	Direcional Engenharia SA	45,399
11,000	Even Construtora e Incorporadora SA	15,674
2,612	Ez Tec Empreendimentos e Participacoes SA	14,339
2,538	General Shopping Brasil SA (b)	2,528
12,500	Helbor Empreendimentos SA	9,021
11,000	MRV Engenharia e Participacoes SA	45,969
		224,916

Chile-1.1%
20,627	Parque Arauco SA	45,687

Mexico-4.1%
12,937	Concentradora Fibra Hotelera Mexicana SA de CV (c)	9,363
32,244	Corp. Inmobiliaria Vesta SAB de CV (c)	46,294
58,000	Fibra Uno Administracion SA de CV (c)	118,010
		173,667
	Total North & South America (Cost $496,459)	485,536
	Total Common Stocks (Cost $3,489,285)	3,677,383

Preferred Stocks-0.9%

Europe-0.9%

Russia-0.9%
22,000	Raven Russia, Ltd., 12.000%	38,142
	Total Europe (Cost $39,932)	38,142
	Total Preferred Stocks (Cost $39,932)	38,142

Equity-Linked Structured Notes-9.0%

Asia-9.0%

India-9.0%
14,978	Dewan Housing Finance Corp.-Macquarie Bank, Ltd.	50,020
25,000	DLF, Ltd.-Macquarie Bank, Ltd.	60,461
55,000	Housing Development & Infrastructure, Ltd.-Macquarie Bank, Ltd.	83,668
20,000	Kolte-Patil Developers, Ltd.-Macquarie Bank, Ltd.	40,278
15,000	Oberoi Realty, Ltd.-Macquarie Bank, Ltd.	64,156
10,310	Phoenix Mills, Ltd.-Macquarie Bank, Ltd.	55,987
8,000	Prestige Estates Projects, Ltd.-Macquarie Bank, Ltd.	22,094
		376,664
	Total Asia (Cost $341,247)	376,664
	Total Equity-Linked Structured Notes (Cost $341,247)	376,664

Alpine Emerging Markets Real Estate Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Convertible Foreign Bonds-0.0% (e)

North & South America-0.0% (e)

Brazil-0.0% (e)
$80,000	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (f)(g)	247
	Total North & South America (Cost $28,699)	247
	Total Convertible Foreign Bonds (Cost $28,699)	247
Total Investments (Cost $3,899,163) (h) -97.7%		4,092,436
Other Assets in Excess of Liabilities-2.3%		98,319
TOTAL NET ASSETS 100.0%		$4,190,755

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 3.0% of the Fund’s net assets.

(b) Non-income producing security.

(c) All or a portion of the security has been designated as collateral for the line of credit.

(d) Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. As of July 31, 2016, these securities amounted to a total value of $19,090 which comprised 0.5% of the Fund’s net assets.

(e) Amount is less than 0.05%.

(f) Represents a zero-coupon bond.

(g) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.

(h) See Note 2 for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PJSC-Public Joint Stock Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.1%

Asia-11.8%

China-6.6%
1,738,000	Beijing Enterprises Water Group, Ltd.	$1,055,112
691,000	China Everbright International, Ltd.	746,363
427,000	China Merchants Holdings International Co., Ltd.	1,252,095
1,120,500	China Railway Construction Corp., Ltd.-Class H	1,343,144
540,771	China State Construction International Holdings, Ltd.	723,500
1,305,000	COSCO Pacific, Ltd.	1,345,638
1,420,200	CRRC Corp., Ltd.-Class H	1,301,508
334,000	ENN Energy Holdings, Ltd.	1,590,702
1,342,100	Zhejiang Expressway Co., Ltd.-Class H	1,385,623
		10,743,685

Indonesia-1.2%
5,000,000	PT Jasa Marga Persero TBK	2,032,675

Japan-2.1%
37,700	East Japan Railway Co.	3,504,528

Philippines-1.0%
1,162,700	International Container Terminal Services, Inc.	1,579,554

Thailand-0.9%
4,000,000	BTS Rail Mass Transit Growth Infrastructure Fund	1,424,060
	Total Asia (Cost $20,441,417)	19,284,502

Australia-3.0%

Australia-3.0%
713,224	Asciano, Ltd.	4,948,593
	Total Australia (Cost $4,875,025)	4,948,593

Europe-29.8%

France-7.9%
25,000	Aeroports de Paris	2,658,605
22,666	Bouygues SA	670,512
45,500	SFR Group SA	1,074,862
136,300	Suez	2,211,846
121,100	Veolia Environnement SA	2,688,843
46,100	Vinci SA	3,499,039
		12,803,707

Germany-0.8%
25,200	Fraport AG Frankfurt Airport Services Worldwide	1,377,689

Italy-7.5%
129,400	Atlantia SpA	3,233,358
170,200	Buzzi Unicem SpA	3,409,884
33,115	Ei Towers SpA (a)	1,786,710
180,556	Enav SpA (a)(b)	718,224
683,200	Enel SpA	3,145,402
		12,293,578

Netherlands-2.1%
405,400	Koninklijke KPN NV	1,333,878

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
39,400	Koninklijke Vopak NV	2,025,823
		3,359,701

Portugal-1.9%
470,000	NOS SGPS SA	3,148,032

Spain-6.5%
190,000	Abertis Infraestructuras SA	2,988,751
80,000	Atlantica Yield PLC	1,612,000
198,300	Cellnex Telecom SAU (b)	3,509,503
239,000	Saeta Yield SA	2,451,312
		10,561,566

United Kingdom-3.1%
42,800	BT Group PLC-SP ADR	1,183,848
186,763	Ferrovial SA	3,865,953
		5,049,801
	Total Europe (Cost $47,579,649)	48,594,074

North & South America-54.5%

Brazil-7.2%
446,800	CCR SA	2,580,978
286,900	Cia de Saneamento Basico do Estado de Sao Paulo-ADR	2,708,336
2,259,298	Cosan Logistica SA (a)	3,177,399
143,530	Energisa SA	920,745
1,240,000	Rumo Logistica Operadora Multimodal SA (a)	2,340,489
		11,727,947

Canada-4.5%
14,900	Canadian Pacific Railway, Ltd.	2,231,722
89,700	Enbridge, Inc.	3,689,953
19,404	Waste Connections, Inc.	1,445,210
		7,366,885

Mexico-2.7%
1,430,799	OHL Mexico SAB de CV (a)	1,969,543
207,300	Promotora y Operadora de Infraestructura SAB de CV	2,422,259
		4,391,802

Peru-0.9%
175,000	Grana y Montero SA-SP ADR	1,426,250

United States-39.2%
26,000	American Electric Power Co., Inc.	1,801,800
30,600	American Tower Corp.	3,542,562
67,000	AT&T, Inc.	2,900,430
54,100	CMS Energy Corp.	2,444,238
38,000	Comcast Corp.-Class A	2,555,500
73,000	Corrections Corp. of America	2,339,650
34,200	Crown Castle International Corp.	3,318,426
45,300	DISH Network Corp.-Class A (a)	2,419,926
11,400	Dominion Resources, Inc.	889,428
33,100	DTE Energy Co.	3,227,912
39,100	Eversource Energy	2,286,959
45,400	Exelon Corp.	1,692,512

Alpine Global Infrastructure Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
27,200	Genesee & Wyoming, Inc.-Class A (a)	1,761,200
34,400	ITC Holdings Corp.	1,591,000
15,000	Kansas City Southern	1,441,650
69,300	MasTec, Inc. (a)	1,694,385
24,000	NextEra Energy, Inc.	3,078,960
28,800	Norfolk Southern Corp.	2,585,664
90,000	NRG Energy, Inc.	1,245,600
168,700	NRG Yield, Inc.-Class A	2,898,266
130,500	Pattern Energy Group, Inc.	3,180,285
60,000	SemGroup Corp.-Class A	1,737,600
61,600	T-Mobile U.S., Inc. (a)	2,854,544
71,600	TerraForm Power, Inc.-Class A	842,016
119,000	The Geo Group, Inc.	4,118,590
82,500	The Williams Cos., Inc.	1,977,525
212,726	TravelCenters of America LLC (a)	1,742,226
18,400	Union Pacific Corp.	1,712,120
		63,880,974
	Total North & South America (Cost $82,098,718)	88,793,858
	Total Common Stocks (Cost $154,994,809)	161,621,027

Principal Amount

Short-Term Investment-1.6%
$2,673,000	State Street Eurodollar Time Deposit, 0.01%	2,673,000
	Total Short-Term Investment (Cost $2,673,000)	2,673,000
Total Investments (Cost $157,667,809) (c) -100.7%		164,294,027
Liabilities in Excess of Other Assets-(0.7)%		(1,202,867)
TOTAL NET ASSETS 100.0%		$163,091,160

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 2.6% of the Fund’s net assets.

(c) See Note 2 for the cost of investments for federal tax purposes.

ADR-American Depositary Receipt

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAU-Sociedad Anonima Unipersonal

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-100.4%

Asia-24.9%

China-5.5%
55,000	China Jinmao Holdings Group, Ltd.	$15,312
20,000	China Overseas Land & Investment, Ltd.	65,735
30,000	China Resources Land, Ltd.	74,552
5,000	China Vanke Co., Ltd.-Class H	11,304
11,000	Dalian Wanda Commercial Properties Co., Ltd.-Class H (a)	69,686
20,000	Longfor Properties Co., Ltd.	27,325
75,000	Shanghai Jin Jiang International Hotels Group Co., Ltd.-Class H	24,554
		288,468

Hong Kong-2.6%
9,000	Cheung Kong Property Holdings, Ltd.	64,266
5,000	Sun Hung Kai Properties, Ltd.	71,536
		135,802

India-0.4%
30,000	Ascendas India Trust	22,712

Japan-15.3%
12	Global One Real Estate Investment Corp.	47,866
35	GLP J-REIT	44,661
4,000	Hulic Co., Ltd.	42,103
40	Ichigo Hotel REIT Investment Corp.	60,567
19,000	Ichigo, Inc.	84,167
120	Invincible Investment Corp.	81,149
60	Japan Hotel REIT Investment Corp.	50,688
9,000	Kenedix, Inc.	36,782
50	LaSalle Logiport REIT (b)	52,286
3,500	Mitsubishi Estate Co., Ltd.	66,168
5,500	Mitsui Fudosan Co., Ltd.	121,471
1,500	Seibu Holdings, Inc.	26,697
1,500	Sekisui House, Ltd.	25,410
2,500	Sumitomo Realty & Development Co., Ltd.	65,799
		805,814

Singapore-1.1%
20,000	Frasers Logistics & Industrial Trust (b)	14,768
30,000	Global Logistic Properties, Ltd.	42,851
		57,619
	Total Asia (Cost $1,254,216)	1,310,415

Australia-5.7%

Australia-5.7%
6,000	Gateway Lifestyle (Stapled Unit)	13,086
9,000	Goodman Group	51,570
19,000	Ingenia Communities Group	41,729
30,000	Mirvac Group	50,157
20,000	Stockland	76,603
8,000	Westfield Corp.	64,930
		298,075
	Total Australia (Cost $251,422)	298,075

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value

Europe-19.9%

France-3.7%
1,600	Klepierre	76,605
500	Nexity SA	26,580
335	Unibail-Rodamco SE	92,191
		195,376

Germany-4.4%
2,830	ADO Properties SA (a)	115,247
7,350	Dream Global Real Estate Investment Trust	51,171
1,800	TLG Immobilien AG	40,308
600	Vonovia SE	23,780
		230,506

Ireland-1.5%
12,000	Dalata Hotel Group PLC (b)	51,920
18,000	Hibernia REIT PLC	27,369
		79,289

Italy-0.7%
4,000	COIMA RES SpA (a)(b)	34,300

Norway-1.0%
5,000	Entra ASA (a)	53,039

Poland-0.5%
6,000	Atrium European Real Estate, Ltd.	26,409

Spain-3.0%
4,230	Hispania Activos Inmobiliarios Socimi SA	56,608
2,520	Lar Espana Real Estate Socimi SA (b)	18,228
2,088	Lar Espana Real Estate Socimi SA	15,104
6,000	Merlin Properties Socimi SA	68,690
		158,630

Sweden-0.9%
4,200	Hemfosa Fastigheter AB	45,033

United Kingdom-4.2%
800	Derwent London PLC	30,090
3,400	Great Portland Estates PLC	30,756
6,000	Helical PLC	22,552
3,500	Land Securities Group PLC	50,675
13,000	LondonMetric Property PLC	27,837
1,000	St Modwen Properties PLC	3,735
1,000	The British Land Co. PLC	8,880
3,000	The UNITE Group PLC	25,152
2,500	Workspace Group PLC	23,326
		223,003
	Total Europe (Cost $1,042,431)	1,045,585

North & South America-49.9%

Mexico-1.9%
28,000	Corp. Inmobiliaria Vesta SAB de CV	40,201
20,400	Fibra Uno Administracion SA de CV	41,507

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

Shares	Security Description	Value
18,000	Hoteles City Express SAB de CV (b)	19,104
		100,812

United States-48.0%
500	Alexander & Baldwin, Inc.	19,700
430	AvalonBay Communities, Inc.	79,829
900	Boston Properties, Inc.	127,917
700	Camden Property Trust	62,713
3,500	Colony Capital, Inc.-Class A	62,230
400	CoreSite Realty Corp.	33,012
1,000	DuPont Fabros Technology, Inc.	47,830
150	Equinix, Inc.	55,931
1,250	Equity Residential	84,987
340	Essex Property Trust, Inc.	79,519
1,800	Forest City Realty Trust, Inc.-Class A	42,570
1,600	Gaming and Leisure Properties, Inc.	57,328
3,400	General Growth Properties, Inc.	108,630
3,000	Host Hotels & Resorts, Inc.	53,220
1,700	Hudson Pacific Properties, Inc.	57,477
1,000	Kilroy Realty Corp.	73,210
1,300	Kimco Realty Corp.	41,730
1,700	Kite Realty Group Trust	51,697
1,100	LaSalle Hotel Properties	30,305
700	Lennar Corp.-Class A	32,760
1,100	LGI Homes, Inc. (b)	37,763
1,600	MGM Resorts International (b)	38,368
4,000	New York REIT, Inc.	38,160
2,250	NorthStar Realty Europe Corp.	20,813
1,700	Pebblebrook Hotel Trust	50,405
3,000	Prologis, Inc.	163,470
400	Public Storage	95,568
1,050	QTS Realty Trust, Inc.-Class A	60,112
1,600	Simon Property Group, Inc.	363,264
800	SL Green Realty Corp.	94,256
3,500	Starwood Property Trust, Inc.	76,300
500	The Howard Hughes Corp. (b)	59,730
1,000	The Macerich Co.	89,240
2,200	TRI Pointe Group, Inc. (b)	29,590
1,500	Urban Edge Properties	44,865
525	Vornado Realty Trust	56,385
		2,520,884
	Total North & South America (Cost $2,428,514)	2,621,696
	Total Common Stocks (Cost $4,976,583)	5,275,771
Total Investments (Cost $4,976,583) (c) -100.4%		5,275,771
Liabilities in Excess of Other Assets-(0.4)%		(18,848)
TOTAL NET ASSETS 100.0%		$5,256,923

Percentages are stated as a percent of net assets.

(a) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 5.2% of the Fund’s net assets.

(b) Non-income producing security.

(c) See Note 2 for the cost of investments for federal tax purposes.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

ASA-Allmennaksjeselskap is the Norwegian term for a public limited company.

Alpine Global Realty Growth & Income Fund

Schedule of Portfolio Investments-Continued

July 31, 2016 (Unaudited)

PLC-Public Limited Company

REIT-Real Estate Investment Trust

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SAB de CV-Sociedad Anonima Bursátil de Capital Variable is the Spanish equivalent to Variable Capital Company.

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

Alpine Equity Trust

Notes to Schedule of Portfolio Investments

July 31, 2016 (Unaudited)

1. Organization:

Alpine Equity Trust (the “Equity Trust”) was organized in 1988 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund, Alpine Emerging Markets Real Estate Fund, Alpine Global Infrastructure Fund and Alpine Global Realty Growth & Income Fund are five separate series of the Equity Trust (individually referred to as a “Fund” and collectively, “the Funds”). The Alpine International Real Estate Equity Fund, Alpine Emerging Markets Real Estate Fund and Alpine Global Infrastructure Fund are diversified funds. The Alpine Realty Income & Growth Fund and Alpine Global Realty Growth & Income Fund are non-diversified funds. Alpine International Real Estate Equity Fund seeks long-term capital growth. Current income is a secondary objective. Alpine Realty Income & Growth Fund seeks a high level of current income. Capital appreciation is a secondary objective. Alpine Emerging Markets Real Estate Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Infrastructure Fund seeks capital appreciation. Current income is a secondary objective. Alpine Global Realty Growth & Income Fund seeks total return through growth of capital and current income. Alpine Woods Capital Investors, LLC (the “Adviser”) is a Delaware limited liability company and serves as the investment manager to the Funds. Alpine Global Realty Growth & Income Fund commenced operations on November 2, 2015.

The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services – Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Funds are calculated by dividing the value of the Funds’ net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Funds are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Funds’ NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Funds may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Funds’ NAVs are calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAVs may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Funds may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Funds, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

The Funds have adopted FASB ASC, “Fair Value Measurement” (“ASC 820”). ASC 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

Level 1 —	Unadjusted quoted prices in active markets for identical investments.

Level 2 —	Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 —	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used to value the Funds’ assets and liabilities carried at fair value as of July 31, 2016:

	Valuation Inputs
International Real Estate Equity Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$50,535,581	$2,635,567	$4,129,163	$57,300,311
Europe	38,324,903	643,851	11,681	38,980,435
North & South America	15,830,456	—	—	15,830,456
Equity-Linked Structured Notes	—	3,999,814	—	3,999,814
Investment Companies	300,077	—	—	300,077
Warrants	—	4,813	—	4,813
Short-Term Investments	—	1,696,000	—	1,696,000
Total	$104,991,017	$8,980,045	$4,140,844	$118,111,906

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$751,446	$—	$751,446
Liabilities
Forward Currency Contracts	—	(1,399,825)	—	(1,399,825)
Total	$—	$(648,379)	$—	$(648,379)

	Valuation Inputs
Realty Income & Growth Fund *	Level 1	Level 2	Level 3	Total Value
Real Estate Investment Trusts	$126,919,517	$—	$—	$126,919,517
Common Stocks	2,184,381	—	—	2,184,381
Preferred Stocks	1,501,878	—	—	1,501,878
Total	$130,605,776	$—	$—	$130,605,776

	Valuation Inputs
Emerging Markets Real Estate Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$2,527,170	$283,354	$—	$2,810,524
Europe	128,220	—	—	128,220
Middle East/Africa	253,103	—	—	253,103
North & South America	485,536	—	—	485,536
Preferred Stocks	38,142	—	—	38,142
Equity-Linked Structured Notes	—	376,664	—	376,664
Convertible Foreign Bonds	—	247	—	247
Total	$3,432,171	$660,265	$—	$4,092,436

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	—	(1,832)	—	(1,832)
Total	$—	$(1,832)	$—	$(1,832)

	Valuation Inputs
Global Infrastructure Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$17,860,442	$1,424,060	$—	$19,284,502
Australia	4,948,593	—	—	4,948,593
Europe	48,594,074	—	—	48,594,074
North & South America	88,793,858	—	—	88,793,858
Short-Term Investments	—	2,673,000	—	2,673,000
Total	$160,196,967	$4,097,060	$—	$164,294,027

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$337,762	$—	$337,762
Liabilities
Forward Currency Contracts	—	(161,391)	—	(161,391)
Total	$—	$176,371	$—	$176,371

	Valuation Inputs
Global Realty Growth & Income Fund *	Level 1	Level 2	Level 3	Total Value
Common Stocks
Asia	$1,310,415	$—	$—	$1,310,415
Australia	298,075	—	—	298,075
Europe	1,027,357	18,228	—	1,045,585
North & South America	2,621,696	—	—	2,621,696
Total	$5,257,543	$18,228	$—	$5,275,771

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Liabilities
Forward Currency Contracts	—	(40,030)	—	(40,030)
Total	$—	$(40,030)	$—	$(40,030)

* For detailed country and sector descriptions, see accompanying Schedule of Portfolio Investments.

As of the period ended July 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $24,468 was transferred from Level 2 to Level 1 for Emerging Markets Real Estate Fund as a result of an increase in the number of observable inputs that were readily available to the independent pricing service.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

International Real Estate Equity Fund
Balance as of October 31, 2015	$3,865,487
Realized gain (loss)	-
Change in net unrealized depreciation	275,357
Purchases	-
Sales	-
Transfers in to Level 3*	-
Transfers out of Level 3*	-
Balance as of July 31, 2016	$4,140,844
Change in net unrealized appreciation/(depreciation) on Level 3 assets held at period end	$275,357

* The Funds recognize transfers as of the beginning of the period.

The following table shows the valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments, as of July 31, 2016:

International Real Estate Equity Fund

Asset	Fair Value at 7/31/16	Significant Valuation Technique	Significant Unobservable Input	Range of Values	Weighted Average	Relationship Between Fair Value and Input: If Input Value Increases Then:

Common Stock	$4,129,163*	Market Approach	Liquidity Discount	20%	20%	Fair Value would Decrease

			Total Enterprise Value / Revenue	2.15x to 2.77x	2.46x	Fair Value would Increase

			Price / Book	0.91x to 1.32x	1.12x	Fair Value would Increase

		Income Approach	Adjusted Weighted Average Cost of Capital	15.0%-16.0%	15.50%	Fair Value would Decrease

			Terminal Growth Rate	3%-5%	4%	Fair Value would Decrease

Common Stock	$11,681*	Adjusted Book Value	Discount to NAV	50%	50%	Fair Value would Decrease

* Represents a single security, as of July 31, 2016. As a result, the range of values and weighted average for each unobservable input refer to a single value.

The significant unobservable inputs used in the fair value measurement of common stocks is liquidity discounts, total enterprise value/revenue, total enterprise value/earnings before interest & taxes, price/book, adjusted weighted average cost of capital and discount to NAV. Other market indicators are also considered. Changes in any of those inputs would result in lower or higher fair value measurement.

B. Federal and Other Income Taxes:

It is each Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Funds are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Funds intends to undertake procedural steps to claim the benefits of such treaties. Where available, the Funds will file refund claims for foreign taxes withheld.

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Fund	Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
International Real Estate Equity Fund	$157,508,914	$22,011,645	$(61,408,653)	$(39,397,008)
Realty Income & Growth Fund	58,826,206	71,799,891	(20,321)	71,779,570
Emerging Markets Real Estate Fund	3,899,163	449,547	(256,274)	193,273
Global Infrastructure Fund	157,667,809	16,295,615	(9,669,397)	6,626,218
Global Realty Growth & Income Fund	4,976,583	496,339	(197,151)	299,188

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

C. Distributions to Shareholders:

Each Fund intends to distribute all of its net investment income and net realized capital gains, if any, throughout the year to its shareholders in the form of dividends. Distributions to shareholders are recorded at the close of business on the ex-dividend date.

The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. In the event dividends and distributions to shareholders exceed net investment income and net realized gains for tax purposes, they are reported as returns of capital.

D. Foreign Currency Translation Transactions:

The International Real Estate Equity Fund, Emerging Markets Real Estate Fund and Global Infrastructure Fund may invest without limitation in foreign securities. The Realty Income & Growth Fund may invest up to 35% of its net assets in foreign securities. The Global Realty Growth & Income Fund will invest at least 40% of its net assets in foreign securities. The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market process. Such fluctuations are included with net realized and unrealized gain or loss from investments. Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency transactions gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates. The books and records of each Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statements of Operations:

i)	fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date,

ii)	purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Funds or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

G. Forward Currency Contracts:

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by each Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Funds’ forward contracts are not subject to a master netting agreement or similar agreement. The International Real Estate Equity Fund, Emerging Markets Real Estate Fund, Global Infrastructure Fund and Global Realty Growth & Income Fund entered into forward currency contracts during the reporting period to economically hedge against changes in the value of foreign currencies.

The following forward currency contracts were held as of July 31, 2016:

International Real Estate Equity Fund

Description	Counterparty	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
Japanese Yen	State Street Bank and Trust Company	09/08/16	600,000,000 JPY	$5,964,932	$5,888,006	$(76,926)
Japanese Yen	State Street Bank and Trust Company	09/08/16	200,000,000 JPY	1,994,973	1,962,669	(32,304)
					$7,850,675	$(109,230)

Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/16	6,000,000 EUR	$6,863,700	$6,745,045	$118,655
British Pound	State Street Bank and Trust Company	12/07/16	4,000,000 GBP	5,938,800	5,306,009	632,791
Japanese Yen	State Street Bank and Trust Company	09/08/16	1,000,000,000 JPY	8,880,995	9,813,344	(932,349)
Japanese Yen	State Street Bank and Trust Company	09/08/16	1,100,000,000 JPY	10,436,432	10,794,678	(358,246)
					$32,659,076	$(539,149)

Emerging Markets Real Estate Fund
Description	Counterparty	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/16	100,000 EUR	$111,244	$112,417	$(1,173)
British Pound	State Street Bank and Trust Company	12/07/16	20,000 GBP	25,871	26,530	(659)
					$138,947	$(1,832)

Global Infrastructure Fund
Description	Counterparty	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
Euro	State Street Bank and Trust Company	08/17/16	9,000,000 EUR	$9,968,850	$10,067,703	$(98,853)
Euro	State Street Bank and Trust Company	12/07/16	14,000,000 EUR	16,076,200	15,738,438	337,762
Hong Kong Dollar	State Street Bank and Trust Company	11/02/16	63,000,000 HKD	8,066,788	8,129,326	(62,538)
					$33,935,467	$176,371

Global Realty Growth & Income Fund
Description	Counterparty	Settlement Date	Currency	Settlement Value	Current Value	Unrealized Depreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	12/07/16	350,000 EUR	$389,355	$393,461	$(4,106)
British Pound	State Street Bank and Trust Company	12/07/16	100,000 GBP	129,358	132,650	(3,292)
Japanese Yen	State Street Bank and Trust Company	09/08/16	35,000,000 JPY	310,835	343,467	(32,632)
					$869,578	$(40,030)

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Chief Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpine Equity Trust

By (Signature and Title) /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Samuel A. Lieber

Samuel A. Lieber, President

Date   September 23, 2016

By (Signature and Title)* /s/ Ronald G. Palmer, Jr.

Ronald G. Palmer, Jr., Chief Financial Officer

Date   September 23, 2016

* Print the name and title of each signing officer under his or her signature.